Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2013
Earnings (Loss) Per Share [Text Block]
A reconciliation of the numerators and denominators of the basic and diluted EPS calculations for the years ended December 31, 2013, 2012 and 2011 is as follows:

	For the year ended Dec. 31, 2013			For the year ended Dec. 31, 2012			For the year ended Dec. 31, 2011
	Loss in euro (Numera- tor)	Shares (Denominator)	Per-Share Amount	Loss in euro (Numerator)	Shares (Denomin- ator)	Per- Share Amount	Loss in euro (Numerator)	Shares (Denomin- ator)	Per- Share Amount
Basic EPS
Income (loss) available to common Shareholders	(5,021,229)	20,593,720	(0.24)	(7,475,490)	17,556,395	(0.43)	(938,636)	13,345,004	(0.07)

Effect of dilutive securities:
Stock options only in the money					-			-

Diluted EPS
Income (Loss) available to
common shareholders,
including assumed
Conversions	(5,021,229)	20,593,720	(0.24)	(7,475,490)	17,556,395	(0.43)	(938,636)	13,345,004	(0.07)

The effects of dilutive securities, representing a number of shares of 2,158,112, 388,256 and 8,981 for the years ended December 31, 2013, 2012 and 2011 respectively, were excluded from the calculation of earnings per share as a net loss was reported in these periods.